OIL AND NATURAL GAS PROPERTIES (Details Narrative)			2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 11, 2019	Jan. 08, 2018 USD ($) $ / shares	Feb. 27, 2019	Jun. 30, 2019 USD ($) Number $ / shares	Jun. 30, 2019 USD ($) Number $ / shares	Jun. 30, 2019 USD ($) ft² Number $ / shares MMBbls	Jun. 30, 2018 USD ($)	Sep. 30, 2018 USD ($) Number $ / shares	Sep. 30, 2017 USD ($) $ / shares
Number of licensed three-dimensional (3-D) seismic data | Number				3	3	3		3
Number of licensed three-dimensional (3-D) seismic data | Number				14	14	14		14
Common stock, par value (in dollars per share) | $ / shares				$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Impairment of Oil and Natural Gas Properties				$ 4,252,539		$ 4,252,539			$ 3,316,212
Accounts receivable from operations						11,552,257	$ 627,552	$ 6,286,796	$ (191,171)
Accrued payable						$ 1,238,679	$ (100,000)	$ 633,865
Gulf of Mexico Well Tau [Member]
Percent of working interest			100.00%			100.00%
Percent to fund well costs			20.00%
Percent of budget to fund well costs			115.00%
Estimated insurance claim				$ 10,800,000	$ 10,800,000	$ 10,800,000
Share of insurance claim (percent)				12.00%	12.00%	12.00%
Number of well drilled | Number				2	2	2
Total depth of first drilled well | ft²						5,765
Total true vertical depth of first drilled well | ft²						5,670
Depth of second drilled well | ft²						15,254
Depth of originally permitted second drilled well | ft²						29,857
Oil equivalent remaining in untested zones | MMBbls						300
Received insurance claim					$ 2,100,000	$ 8,300,000
Wells in process					(700,000)
Accounts receivable from operations					(200,000)
Accrued payable					(1,200,000)
Gulf of Mexico Well Tau [Member] | Minimum [Member]
Estimated insurance claim				$ 700,000	$ 700,000	$ 700,000
Share of insurance claim (percent)				8.00%	8.00%	8.00%
Gulf of Mexico Well Tau [Member] | Maximum [Member]
Estimated insurance claim				$ 1,200,000	$ 1,200,000	$ 1,200,000
Share of insurance claim (percent)				20.00%	20.00%	20.00%
Participation agreement [Member]
Percent of working interest		20.00%
Percent of exploratory costs		8.00%
Participation agreement [Member] | Delek GOM Investments, LLC, [Member]
Percent of working interest		75.00%
Percent of exploratory costs		90.00%
Cash for each prospect exploration plan		$ 1,100,000
Percentage of option to purchase		5.00%
Common stock, par value (in dollars per share) | $ / shares		$ 0.001
Obligation for each Phase (percent)	20.00%	20.00%
Common stock preceding under acquisition (percent)	5.00%	10.00%
Participation agreement [Member] | Delek GOM Investments, LLC, [Member] | Minimum [Member]
Percent to fund well costs		20.00%
Percent of budget to fund well costs		115.00%